Disclosure of geographical areas, assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Total assets	$ 4,648,729	$ 4,456,556
Total liabilities	2,504,474	2,693,344
Property, plant and equipment	3,880,894	3,865,823
Manitoba [Member]
Statement [Line Items]
Total assets	743,019	769,561
Total liabilities	525,515	528,326
Property, plant and equipment	619,476	606,348
Peru [Member]
Statement [Line Items]
Total assets	2,666,775	2,720,441
Total liabilities	806,217	876,056
Property, plant and equipment	2,420,561	2,452,917
Arizona [Member]
Statement [Line Items]
Total assets	856,589	822,498
Total liabilities	110,945	158,236
Property, plant and equipment	836,759	800,542
Corporate and other activities [Member]
Statement [Line Items]
Total assets	382,346	144,056
Total liabilities	1,061,797	1,130,726
Property, plant and equipment	$ 4,098	$ 6,016